Stock-based compensation (Options Assumptions) (Details 8) - Stock Option Plans [Member] - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assumptions
Grant price	CAD 75.16	CAD 84.47	CAD 58.74
Expected stock price volatility	20.00%	20.00%	23.00%
Expected term (years)	5 years 6 months	5 years 6 months	5 years 5 months
Risk-free interest rate	0.76%	0.78%	1.51%
Dividend rate (in dollars per share)	CAD 1.5	CAD 1.25	CAD 1
Weighted-average grant date fair value	CAD 10.57	CAD 13.21	CAD 11.09